SHARE OPTION PLANS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jul. 30, 2016	Sep. 30, 2014	Sep. 15, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share price (in dollars per share)				$ 11.51	$ 11.51
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		5 years
Granted share options (in shares)		1,170,000
Weighted average exercise price, Exercisable Options (in dollars per share)		$ 7.70	$ 8.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)	0.69%
Expected life	3 years 6 months
Expected volatility (in hundredths)	79.80%
Expected dividend yield (in hundredths)	0.00%
Risk free interest rate range		3 years
Share price (in dollars per share)		$ 7.11
Number of shares vested (in shares)		0
Unrecognized stock compensation expense		$ 3.3
Compensation expense recognized		$ 1.4
Weighted average grant date fair value of options granted (in dollars per share)		$ 4.06
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period, minimum		3 years